LEASE LIABILITY - Maturity analysis (Details)	Dec. 31, 2021 USD ($)
Maturity analysis of operating lease payments
Undiscounted contractual balances of the lease liabilities	$ 673,701
Less than 1 year
Maturity analysis of operating lease payments
Undiscounted contractual balances of the lease liabilities	364,672
In more than one year, but not more than five years
Maturity analysis of operating lease payments
Undiscounted contractual balances of the lease liabilities	$ 309,029